RELATED PARTY TRANSACTIONS - Transactions and balances with Cool Company Ltd and Subsidiaries (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Administrative (income)/expenses	$ 38,100	$ 35,311	$ 34,376
Amount due from (to) related party	$ 3,553	$ 3,306
Golar Ice And Golar Kelvin
Related Party Transaction [Line Items]
Number of disposed subsidiaries agreed to remain as guarantor of payment obligations | subsidiary	2
Guaranty, lease obligations | CoolCo
Related Party Transaction [Line Items]
Guaranty liabilities	$ 210,300
CoolCo
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	(486)
Amount due from (to) related party	394
Management and administrative services revenue | CoolCo
Related Party Transaction [Line Items]
Revenue from related parties	3,124
Ship management fees income | CoolCo
Related Party Transaction [Line Items]
Revenue from related parties	1,249
Costs and expenses, related party	(5,811)
Ship management fees income | CoolCo | NFE's fleet
Related Party Transaction [Line Items]
Administrative (income)/expenses	4,800
Ship management fees income | CoolCo | Golar Artic And Golar Tundra
Related Party Transaction [Line Items]
Costs and expenses, related party	(600)
Ship management fees income | CoolCo | Hilli
Related Party Transaction [Line Items]
Costs and expenses, related party	(100)
Ship management fees income | CoolCo | LNG Croatia and NFE's fleet
Related Party Transaction [Line Items]
Costs and expenses, related party	(5,100)
Debt guarantee compensation | CoolCo
Related Party Transaction [Line Items]
Compensation amount	837
Commitment fee on revolving credit facility | CoolCo
Related Party Transaction [Line Items]
Compensation amount	$ 115
Debt Guarantee Percentage | CoolCo
Related Party Transaction [Line Items]
Related party transaction rate	0.50%
Loan to related party | CoolCo
Related Party Transaction [Line Items]
Related party transaction rate	5.00%
Maturity period of debt (in days or years)	2 years
Notes receivable, related party	$ 25,000			$ 25,000
Annual commitment fee	0.50%
Commitment fee on short term loan | CoolCo
Related Party Transaction [Line Items]
Compensation amount	$ 100